INCOME TAXES - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Total current tax expense	$ 786	$ 928	$ 583
Total deferred tax benefit	(327)	(1,277)	(151)
Total income tax expense (benefit)	$ 459	$ (349)	$ 432